Revenue Recognition - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract with customer, liability, revenue recognized	$ 11,281	$ 14,004	$ 10,148
Contract with customer, asset, after allowance for credit loss	$ 0	$ 0